Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2020
Current assets:
Cash and cash equivalents	¥ 2,049,636	¥ 1,786,982	¥ 1,512,523
Investments and advances in the Financial Services segment	360,673	411,982	327,092
Trade and other receivables, and contract assets	1,628,521	1,365,493	1,194,334
Inventories	874,007	636,668	559,779
Other financial assets	149,301	117,682	135,482
Other current assets	473,070	396,210	441,974
Total current assets	5,535,208	4,715,017	4,171,184
Non-current assets:
Investments accounted for using the equity method	268,513	225,086	204,291
Investments and advances in the Financial Services segment	18,445,088	17,296,546	16,352,285
Property, plant and equipment	1,113,213	990,541	917,198
Right-of-use assets	413,430	358,034	373,282
Goodwill	952,895	726,109	690,929
Content assets	1,342,046	1,062,547	992,644
Other intangible assets	450,103	391,055	377,500
Deferred insurance acquisition costs	676,526	623,986	187,904
Deferred tax assets	298,589	215,669	210,333
Other financial assets	696,306	695,764	321,721
Other non-current assets	289,050	207,489	167,795
Total non-current assets	24,945,759	22,792,826	20,795,882
Total assets	30,480,967	27,507,843	24,967,066
Current liabilities:
Short-term borrowings	1,976,553	1,201,747	824,045
Current portion of long-term debt	171,409	205,406	98,923
Trade and other payables	1,843,242	1,596,563	1,310,536
Deposits from customers in the banking business	2,886,361	2,682,156	2,347,387
Income taxes payables	106,092	84,431	85,346
Participation and residual liabilities in the Pictures segment	190,162	161,433	163,007
Other financial liabilities	97,843	54,341	56,152
Other current liabilities	1,488,488	1,367,527	1,263,944
Total current liabilities	8,760,150	7,353,604	6,149,340
Non-current liabilities:
Long-term debt	1,203,646	1,053,636	939,030
Defined benefit liabilities	254,548	267,222	329,621
Deferred tax liabilities	696,492	816,587	1,041,156
Future insurance policy benefits and other	7,039,034	6,614,585	6,519,577
Policyholders' account in the life insurance business	4,791,295	4,328,894	3,640,010
Participation and residual liabilities in the Pictures segment	220,113	116,537	119,702
Other financial liabilities	211,959	139,417	146,834
Other non-current liabilities	106,481	93,022	87,320
Total non-current liabilities	14,523,568	13,429,900	12,823,250
Total liabilities	23,283,718	20,783,504	18,972,590
Sony Group Corporation's stockholders' equity:
Common stock	880,365	880,214	880,214
Additional paid-in capital	1,461,053	1,489,597	1,297,554
Retained earnings	3,760,763	2,914,503	1,949,697
Accumulated other comprehensive income	1,222,332	1,520,257	979,476
Treasury stock, at cost	(180,042)	(124,228)	(232,503)
Equity attributable to Sony Group Corporation's stockholders	7,144,471	6,680,343	4,874,438
Noncontrolling interests	52,778	43,996	1,120,038
Total equity	7,197,249	6,724,339	5,994,476
Total liabilities and equity	¥ 30,480,967	¥ 27,507,843	¥ 24,967,066